Note 2 - Summary of Significant Accounting Policies (Details) - Weighted-Average Anti-Dilutive Common Share Equivalents	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	8,689,632	30,513,133	19,701,209	32,695,528	34,453,893	35,209,190
Preferred Stock Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities				1,842,000	921,000	3,684,000
Preferred Stock Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities					3,416,692	3,416,692
Preferred Stock Series D [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities		9,416,692		9,416,692	6,000,000	6,000,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	811,480	3,443,889	7,850,828	3,409,065	6,712,123	3,375,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	1,065,000	2,809,611	1,147,334	3,143,164	2,561,137	4,403,556
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	6,813,152	14,842,941	10,703,047	14,884,607	14,842,941	14,329,942